UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, November 13, 2008


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$38,714

List of Other Included Managers:    NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      455     6666 SH       SOLE                     4766              1900
Altria Group Inc               COM              02209S103      570    28734 SH       SOLE                    23434              5300
American Express Co.           COM              025816109      512    14450 SH       SOLE                    12400              2050
BP-Amoco                       COM              055622104      254     5058 SH       SOLE                     1558              3500
Bank Of America Corp           COM              060505104      404    11546 SH       SOLE                    10828               718
Chattem Inc.                   COM              162456107      235     3000 SH       SOLE                     2300               700
Church & Dwight Co Inc         COM              171340102      255     4100 SH       SOLE                     3500               600
Citigroup Inc                  COM              172967101      259    12607 SH       SOLE                     8470              4137
Erie Indemnity Co              COM              29530P102     2358    55794 SH       SOLE                     5296             50498
Exxon Mobil Corp               COM              30231G102      740     9529 SH       SOLE                     2579              6950
General Electric Co            COM              369604103      428    16791 SH       SOLE                    10191              6600
Hewlett-Packard Co.            COM              428236103      201     4345 SH       SOLE                     3070              1275
Kraft Foods Inc Cl A           COM              50075N104      671    20477 SH       SOLE                    16650              3827
L-3 Communications Holdings    COM              502424104      585     5950 SH       SOLE                     4850              1100
Lorillard Inc.                 COM              544147101      363     5100 SH       SOLE                     4000              1100
McKesson Hboc Inc.             COM              58155Q103      342     6360 SH       SOLE                     4935              1425
Philip Morris International In COM              718172109     1390    28894 SH       SOLE                    23594              5300
ProShares Ultrashort DJ30      COM              74347r867      460     7475 SH       SOLE                     6825               650
ProShares Ultrashort Oil/Gas   COM              74347r586      249     6400 SH       SOLE                     5200              1200
ProShares Ultrashort QQQ Index COM              74347R875      274     5000 SH       SOLE                     4400               600
ProShares Ultrashort S&P500 In COM              74347R883      903    12850 SH       SOLE                    11750              1100
Procter & Gamble Co            COM              742718109      472     6780 SH       SOLE                     6380               400
Stericycle                     COM              858912108      300     5090 SH       SOLE                     3440              1650
Union Pacific Corp.            COM              907818108      356     5000 SH       SOLE                                       5000
Wells Fargo & Co               COM              949746101      211     5630 SH       SOLE                     5630
CGM Focus Fd                   MF               125325506     1847    42558 SH       SOLE                    41622               935
Dodge & Cox Stock Fund         MF               256219106     1367    14025 SH       SOLE                    13821               203
Fidelity Spartan Us Equity Ind MF               315911206      216     5219 SH       SOLE                                       5219
Materials Select Sector SPDR E MF               81369Y100      249     7460 SH       SOLE                     6000              1460
Schwab Instl Select S&P 500    MF               808509798     3159   337129 SH       SOLE                   337129
Vanguard Index 500 Portfolio   MF               922908108     2099    19547 SH       SOLE                    18636               911
Vanguard Morgan Growth         MF               921928107      439    28993 SH       SOLE                    18938             10055
Vanguard TTL Stock Mkt ETF     MF               922908769      505     8654 SH       SOLE                     6204              2450
iShares Russell 1000 Grwth ETF MF               464287614      323     6644 SH       SOLE                     6499               145
iShares S&P 500 ETF            MF               464287200      543     4647 SH       SOLE                     3321              1326
CGM Realty Fund                MF               125325407      262     9230 SH       SOLE                     8900               331
Buffalo Science & Technology F MF               119530103     1231   115849 SH       SOLE                   113854              1995
Calamos Growth Fd              MF               128119302      342     8398 SH       SOLE                     8339                58
Janus Enterprise Fund          MF               471023804      202     4369 SH       SOLE                     4369
Janus MC Value Fd              MF               471023598     1696    83639 SH       SOLE                    83171               468
Meridian Growth Fund           MF               589619105      329     9983 SH       SOLE                     9983
Rainier Small/Mid Growth Fd    MF               750869208      851    28591 SH       SOLE                    28591
T Rowe MC Growth               MF               779556109      222     4761 SH       SOLE                     4761
iShares Russell MC Growth ETF  MF               464287481     1608    37086 SH       SOLE                    34348              2738
iShares Russell MC Value ETF   MF               464287473     1483    37830 SH       SOLE                    36939               891
Diamond Hill SC Fd             MF               25264S304      201     9372 SH       SOLE                     9372
Heartland Value Plus Fd        MF               422352500      334    13809 SH       SOLE                    13420               389
Royce Premier SC Fd            MF               780905600      384    24087 SH       SOLE                    24087
UMB Scout SC Fd                MF               904199700     1119    79847 SH       SOLE                    78894               952
iShares Russell 2000 Growth ET MF               464287648      491     6950 SH       SOLE                     6641               309
iShares Russell 2000 Value ETF MF               464287630      635     9440 SH       SOLE                     9186               254
Julius Baer Intl A             MF               481370104      404    13473 SH       SOLE                    13473
Thornburg In'tl Value I        MF               885215566      464    19199 SH       SOLE                    18458               741
UMB Scout Int'l Fd             MF               904199403     2463    85952 SH       SOLE                    84301              1651